Investments	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Investments
9.	INVESTMENTS

The Company’s investments comprise the following:

Cost method

The carrying amount of Company’s cost method investments was $16,851 and $18,227 as of December 31, 2016 and 2017, respectively. An impairment loss of Nil, and $1,000 and Nil had been recognized during the years ended December 31, 2015, 2016 and 2017, respectively.

Available-for-sale

The carrying amount of Company’s short-term available-for-sale method investments was Nil and $18,000 as of December 31, 2016 and 2017, respectively. The carrying amount of Company’s long-term available-for-sale method investments was $2,388 and $1,249 as of December 31, 2016 and 2017, respectively. An impairment loss of Nil, $4,226 and $1,147 had been recognized during the years ended December 31, 2015, 2016 and 2017, respectively.

Investment in equity investees

Set out below are movement of equity investments during the years ended December 31, 2016 and 2017.

$
Balance at January 1, 2015	1,986
Additions	26,222
Share of results and other comprehensive income (loss)	(2,049)
Foreign currency translation adjustments	(107)

Balance at December 31, 2015	26,052

Additions	2,999
Share of results and other comprehensive income (loss)	(1,246)
Less: disposals and transfers	(1,522)
Foreign currency translation adjustments	(450)

Balance at December 31, 2016	25,833

Additions	4,101
Share of results and other comprehensive income (loss)	(1,912)
Less: disposals	(17,198)
Less: transfer upon acquisition of controlling interest in an associated company (Note 4)	(2,387)
Foreign currency translation adjustments	303

Balance at December 31, 2017	8,740

In August 2017, the Company disposed its entire 45.18% equity interests in one of the equity investees in exchange for the Company’s 1,173,520 voting ordinary shares and 1,604,260 non-voting ordinary shares before the share conversion exercise as further disclosed in Note 15 to the consolidated financial statements. All the repurchased shares were cancelled subsequently. The difference between the fair value of the repurchased shares and the carrying amount of the equity method investment, which amounted to $23,857 was recognized as an investment gain in the consolidated statements of operations.